Share-Based Awards (Details) - Schedule of Compensation Expense Recognized for Share-Based Awards - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized		$ 3,315	$ 3,098	$ 8,757
Restricted Shares [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	[1]	1,999	1,006	5,573
Share Options [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total compensation expense recognized	[2]	$ 1,316	$ 2,092	$ 3,184

[1]	Restricted Shares
[2]	Share options